SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Basic and Diluted Net Loss Per Ordinary Share) (Details) - USD ($)		1 Months Ended	3 Months Ended			6 Months Ended	9 Months Ended		12 Months Ended
		Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Allocation of net loss							$ (3,854,000)	$ (6,118,000)	$ (812,000)	$ (7,334,000)
Net loss attributable to common stockholders, basic							(56,847,000)	(9,991,000)	(8,109,000)	(9,341,000)
Net loss attributable to common stockholders, diluted							$ (56,847,000)	$ (9,991,000)	$ (8,109,000)	$ (9,341,000)
Denominator:
Weighted average shares outstanding, basic (in shares)							13,157,022	11,973,921	11,986,185	11,880,295
Weighted average shares outstanding, diluted (in shares)							13,157,022	11,973,921	11,986,185	11,880,295
Basic net income (loss) per ordinary shares (in dollars per share)							$ (4.32)	$ (0.83)	$ (0.68)	$ (0.79)
Diluted net income (loss) per ordinary shares (in dollars per share)							$ (4.32)	$ (0.83)	$ (0.68)	$ (0.79)
ION Acquisition Corp 2 LTD
Numerator:
Allocation of net loss		$ (5,000)	$ (1,548,638)	$ (738,868)	$ (1,880,581)		$ (4,168,087)
Denominator:
Weighted average shares outstanding, basic (in shares)	[1]	5,500,000
Weighted average shares outstanding, diluted (in shares)		5,500,000
Basic net income (loss) per ordinary shares (in dollars per share)		$ 0
Diluted net income (loss) per ordinary shares (in dollars per share)		$ 0
ION Acquisition Corp 2 LTD | Class A
Numerator:
Allocation of net loss			(1,238,910)				(3,218,079)
Accretion of temporary equity to redemption value					$ (37,143,454)		37,143,454
Net loss attributable to common stockholders, basic			(1,238,910)				33,925,375
Net loss attributable to common stockholders, diluted			$ (1,238,910)				$ 33,925,375
Denominator:
Weighted average shares outstanding, basic (in shares)			25,300,000	25,300,000	12,087,778	18,730,387	20,944,322
Weighted average shares outstanding, diluted (in shares)			25,300,000	25,300,000	12,087,778	18,730,387	20,944,322
Basic net income (loss) per ordinary shares (in dollars per share)			$ (0.05)	$ (0.02)	$ 2.97	$ 1.88	$ 1.62
Diluted net income (loss) per ordinary shares (in dollars per share)			$ (0.05)	$ (0.02)	$ 2.97	$ 1.88	$ 1.62
ION Acquisition Corp 2 LTD | Class B
Numerator:
Allocation of net loss			$ (309,728)				$ (950,008)
Net loss attributable to common stockholders, basic			(309,728)				(950,008)
Net loss attributable to common stockholders, diluted			$ (309,728)				$ (950,008)
Denominator:
Weighted average shares outstanding, basic (in shares)			6,325,000	6,325,000	5,894,167	6,110,773	6,182,967
Weighted average shares outstanding, diluted (in shares)			6,325,000	6,325,000	5,894,167	6,110,773	6,182,967
Basic net income (loss) per ordinary shares (in dollars per share)			$ (0.05)	$ (0.02)	$ (0.10)	$ (0.11)	$ (0.15)
Diluted net income (loss) per ordinary shares (in dollars per share)			$ (0.05)	$ (0.02)	$ (0.10)	$ (0.11)	$ (0.15)

[1]	Excluded an aggregate of up to 825,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 14, 2021, the Company effected a share capitalization of 575,000 shares and, as a result, there are 6,325,000 founder shares issued and outstanding. All share and per share amounts have been retroactively restated to reflect the share capitalization (see Note 3).